Long-term Debt - Narrative (Details)	12 Months Ended						0 Months Ended							0 Months Ended				0 Months Ended				12 Months Ended		12 Months Ended									0 Months Ended					0 Months Ended	12 Months Ended					0 Months Ended		3 Months Ended				1 Months Ended				1 Months Ended																								0 Months Ended				12 Months Ended	0 Months Ended	12 Months Ended		12 Months Ended		0 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Enfinity United States MW	Dec. 31, 2014 Enfinity lease obligation USD ($) MW	Dec. 31, 2013 Enfinity lease obligation USD ($)	Nov. 04, 2014 HES Portfolio, due 2019 – 2028 power_plant MW	Dec. 31, 2014 HES Portfolio, due 2019 – 2028 USD ($)	Nov. 04, 2014 HES Portfolio, due 2019 – 2028 MW	Dec. 31, 2013 HES Portfolio, due 2019 – 2028 USD ($)	Dec. 31, 2014 Summit Solar Projects USD ($)	May 22, 2014 Summit Solar Projects debt_instrument	Dec. 31, 2013 Summit Solar Projects USD ($)	Apr. 11, 2014 Regulus lease obligation renewal_option	Dec. 31, 2014 Regulus lease obligation USD ($)	Apr. 11, 2014 Regulus lease obligation USD ($)	Dec. 31, 2013 Regulus lease obligation USD ($)	Apr. 11, 2014 Regulus lease obligation Maximum	Jun. 03, 2014 U.S. Projects 2014, due 2019 USD ($)	Dec. 31, 2014 U.S. Projects 2014, due 2019 USD ($)	Dec. 31, 2013 U.S. Projects 2014, due 2019 USD ($)	Dec. 31, 2014 DG 2014 Portfolio 1 USD ($)	Jun. 03, 2014 DG 2014 Portfolio 1 MW	Dec. 31, 2014 SunE Solar Fund X USD ($)	Dec. 31, 2013 SunE Solar Fund X USD ($)	Mar. 31, 2015 Subsequent Event MW	Dec. 31, 2014 Letter of Credit Mt. Signal USD ($)	Nov. 30, 2012 Letter of Credit Mt. Signal USD ($)	Mar. 28, 2014 Letter of Credit Regulus Solar PPA Security Obligation Letter of Credit USD ($)	Mar. 28, 2014 Letter of Credit Regulus Solar Debt Service Reserve Letter of Credit USD ($)	May 15, 2014 Line of Credit Bridge Credit Facility due 2015 USD ($)	Mar. 28, 2014 Line of Credit Bridge Credit Facility due 2015 USD ($)	Dec. 18, 2014 Line of Credit Secured Debt USD ($)	Dec. 31, 2014 Line of Credit Secured Debt USD ($)	Dec. 18, 2014 Line of Credit Secured Debt USD ($)	Jul. 23, 2014 Line of Credit Secured Debt USD ($)	Dec. 31, 2013 Line of Credit Secured Debt USD ($)	Dec. 18, 2014 Line of Credit Revolving Credit Facility USD ($)	Dec. 31, 2014 Line of Credit Revolving Credit Facility	Dec. 18, 2014 Line of Credit Revolving Credit Facility USD ($)	Jul. 23, 2014 Line of Credit Revolving Credit Facility USD ($)	Jan. 29, 2015 Line of Credit Revolving Credit Facility Subsequent Event USD ($)	Jan. 28, 2015 Line of Credit Revolving Credit Facility Subsequent Event USD ($)	Jan. 29, 2015 Line of Credit Revolving Credit Facility Subsequent Event Eurodollar	Jan. 29, 2015 Line of Credit Revolving Credit Facility Subsequent Event Base Rate	Sep. 30, 2015 Line of Credit Revolving Credit Facility Scenario, Forecast Subsequent Event Eurodollar Minimum	Sep. 30, 2015 Line of Credit Revolving Credit Facility Scenario, Forecast Subsequent Event Eurodollar Maximum	Sep. 30, 2015 Line of Credit Revolving Credit Facility Scenario, Forecast Subsequent Event Base Rate Minimum	Sep. 30, 2015 Line of Credit Revolving Credit Facility Scenario, Forecast Subsequent Event Base Rate Maximum	Nov. 30, 2012 Secured Debt Mt. Signal, due 2038 USD ($)	Dec. 31, 2014 Secured Debt Mt. Signal, due 2038 USD ($)	Dec. 31, 2013 Secured Debt Mt. Signal, due 2038 USD ($)	Aug. 31, 2013 Secured Debt CAP USD ($)	Aug. 31, 2013 Secured Debt CAP VAT Credit Facility Chilean Interbank Rate	Dec. 31, 2014 Secured Debt Regulus Solar, due 2015 – 2016 USD ($)	Mar. 28, 2014 Secured Debt Regulus Solar, due 2015 – 2016 USD ($)	Dec. 31, 2013 Secured Debt Regulus Solar, due 2015 – 2016 USD ($)	Mar. 31, 2013 Secured Debt Regulus Solar, due 2015 – 2016 USD ($)	Dec. 31, 2014 Secured Debt Regulus Solar, due 2034 USD ($)	Mar. 28, 2014 Secured Debt Regulus Solar, due 2034 USD ($)	Dec. 31, 2013 Secured Debt Regulus Solar, due 2034 USD ($)	Mar. 28, 2014 Secured Debt Regulus Solar Amortizing Term and Fixed Rate Loan USD ($)	Dec. 31, 2014 Secured Debt Fairwinds and Crundale USD ($)	Nov. 04, 2014 Secured Debt Fairwinds and Crundale USD ($)	Nov. 04, 2014 Secured Debt Fairwinds and Crundale GBP (£)	Dec. 31, 2013 Secured Debt Fairwinds and Crundale USD ($)	Dec. 31, 2014 Secured Debt Marsh Hill USD ($) debt_instrument	Dec. 31, 2014 Secured Debt Marsh Hill CAD	Dec. 31, 2014 Secured Debt U.K Call Right Projects USD ($)	Dec. 31, 2014 Secured Debt U.K Call Right Projects GBP (£)	Dec. 31, 2013 Secured Debt U.K Call Right Projects USD ($)	Dec. 31, 2014 Secured Debt Nellis, due 2027 USD ($)	Mar. 28, 2014 Secured Debt Nellis, due 2027 USD ($)	Dec. 31, 2013 Secured Debt Nellis, due 2027 USD ($)	Dec. 31, 2014 Secured Debt SunE Perpetual Lindsay USD ($) debt_instrument	Dec. 31, 2014 Secured Debt SunE Perpetual Lindsay CAD	Dec. 31, 2013 Secured Debt SunE Perpetual Lindsay USD ($)	Mar. 25, 2014 Secured Debt SunE Perpetual Lindsay Prime Rate	Mar. 25, 2014 Secured Debt SunE Perpetual Lindsay Canadian Dealer Offered Rate	Dec. 31, 2014 Secured Debt California Public Institutions, due 2024 – 2030 USD ($)	Dec. 31, 2013 Secured Debt California Public Institutions, due 2024 – 2030 USD ($)	Dec. 31, 2014 Secured Debt California Public Institutions, due 2024 – 2030 London Interbank Offered Rate (LIBOR)	Sep. 08, 2014 Secured Debt U.S. Projects 2009 – 2013, due 2024 – 2026 USD ($)	Dec. 31, 2014 Secured Debt U.S. Projects 2009 – 2013, due 2024 – 2026 USD ($) power_plant MW	Dec. 31, 2013 Secured Debt U.S. Projects 2009 – 2013, due 2024 – 2026 USD ($)	Dec. 31, 2014 Secured Debt Enfinity USD ($) MW	Dec. 31, 2013 Secured Debt Enfinity USD ($)	Jan. 28, 2015 Secured Debt Subsequent Event 5.875% Senior Notes Due in 2023	Jan. 28, 2015 Secured Debt Subsequent Event 5.875% Senior Notes Due in 2023 USD ($)	Dec. 31, 2014 Capital Lease Obligations Alamosa USD ($)
Debt Instrument [Line Items]
Aggregate principal amount																															$ 400,000,000	$ 250,000,000			$ 575,000,000	$ 300,000,000				$ 215,000,000	$ 140,000,000		$ 550,000,000
Line of Credit Facility, Accordion Feature, Increase Limit																																										725,000,000
Increase to line of credit																																	275,000,000					75,000,000
Basis spread on variable rate (in percent)																																												2.50%	1.50%	2.25%	2.75%	1.25%	1.75%					1.40%																								2.00%	2.00%			2.50%
Required prepayment percentage of disallowed indebtedness																																							100.00%
Percentage of borrower's domestic entities' equity as collateral																																							100.00%
Percentage of borrower's foreign entities' equity as collateral																																							65.00%
Acquisition debt																																																		415,700,000
Stated interest rate (in percent)									6.50%			5.75%																																						6.00%								18.00%						2.50%	2.50%								5.75%																5.875%
Face amount of debt instrument																												79,600,000																									212,500,000			44,400,000.0		44,400,000		120,000,000		135,400,000.0		62,000,000	39,800,000								55,000,000							17,600,000									800,000,000
Letters of Credit Outstanding, Amount																													23,300,000	7,400,000																																					900,000	1,000,000							600,000	800,000
Term facility																																																																					52,700,000	33,900,000
Long-term debt, amount outstanding	1,557,167,000																										73,300,000							573,500,000			0														402,440,000	0			0		44,400,000		85,000,000		0		61,982,000			0			52,675,000		0	42,248,000		0	42,992,000		0			16,861,000	9,270,000			9,338,000	10,206,000	6,470,000	6,775,000
Description of variable rate basis																																																						Chilean Interbank Rate																								Prime Rate	CDOR			LIBOR
Debt instruments held (number of instruments)												7																																																							2	2							2	2
Fixed component of variable rate basis (in percent)																																																																														1.00%
Number of Businesses Acquired							6																																																																													19
Gain on extinguishment of debt, net	(7,635,000)	0	0																					(15,800,000)																																																											2,500,000							1,900,000
Solar energy generation system capacity (in megawatts)				15.7	13.2				3.6														45			161.1																																																										3.6		2.5
Debt Instrument, Term																																																																																						20 years
Amount of financing obligation					29,124,000	31,494,000		24,538,000		0	23,127,000		0		9,138,000	9,200,000	0			6,869,000	0	1,200,000		0	55,616,000
Lease term (in years)														20 years				34 years 11 months	5 years			8 years
Number of lease renewal options with a fixed renewal term														2
Fixed lease renewal term (in years)														5 years
Number of lease renewal options with a maximum lease term condition														1
Total purchase price																			55,600,000			54,300,000
Deferred revenue recorded																				48,700,000
Capital Leases, Future Minimum Payments Due	$ 93,981,000
Proceeds from debt issuance as a percentage of face value																																																																																								99.214%